Related parties (Tables)	12 Months Ended
Dec. 31, 2025
Remuneration
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory
Remuneration of key management personnel
USD m, except where indicated 31.12.25 31.12.24 31.12.23
Base salaries and other cash payments
1
32 33 35
Incentive awards – cash
2
38 30 24
Annual incentive award under DCCP 34 39 36
Employer’s contributions to retirement benefit plans 4 3 3
Benefits in kind, fringe benefits (at market value) 1 2 1
Share-based compensation
3
76 65 63
Total 184 172 162
Total (CHF m)
4
153 151 147
1 For 2023, may include role-based allowances in line with market practice and regulatory requirements. From
2024 onward, role-based allowances for GEB members have been eliminated.
2 The cash portion may
also include blocked shares in line
with regulatory requirements.
3 Compensation expense is based on
the share price on grant date
taking into account performance conditions. Refer to
Note 26 for more information.
For GEB members, share-based
compensation for 2025, 2024 and 2023
was entirely composed of LTIP
awards. For the
Chairman and the Vice Chairman
of the BoD, the share-based
compensation for 2025, 2024
and 2023 was entirely composed of UBS
shares.
4 Swiss franc amounts disclosed represent the
respective US dollar amounts translated at
the applicable performance award currency exchange
rates (2025: USD /
CHF 0.83 ; 2024: USD / CHF 0.88 ; 2023: USD / CHF 0.91 ).

Equity holdings
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory
Equity holdings of key management personnel
1
31.12.25 31.12.24
Number of UBS Group AG shares held by members of the BoD and the GEB and parties closely linked to them
2
7,085,881 5,593,474
1 No options were held in 2025 and 2024 by non-independent members of the BoD or any
GEB member or any of their related parties.
2 Excludes shares granted under variable compensation plans with forfeiture provisions.

Key management personnel | Loans, advances and mortgages
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory
Loans, advances, mortgages and deposit balances with key management personnel
1
USD m, except where indicated 2025 2024
Loans
Deposit
balances
Loans
Deposit
balances
Balance at the beginning of the year 51 139 61 24
Balance at the end of the year 59 158 51 139
Balance at the end of the year (CHF m)
2
47 125 46 126
1 All loans are secured loans.
2 Swiss franc amounts disclosed represent the respective US dollar amounts translated at the relevant year-end closing exchange rate.

Associates and joint ventures
Disclosure Of Transactions Between Related Parties [Line Items]
Disclosure Of Transactions Between Related Parties Explanatory
Loans to and outstanding receivables from associates and joint ventures
USD m 2025 2024
Carrying amount at the beginning of the year 663 271
Additions 785 866
Reductions (695) (440)
Foreign currency translation 95 (34)
Carrying amount at the end of the year
849 663
of which: unsecured loans and receivables 840 656
Other transactions with associates and joint ventures
As of or for the year ended
USD m 31.12.25 31.12.24
Payments to associates and joint ventures for goods and services received 445
1
228
Income from services provided to associates and joint ventures 36 39
Liabilities to associates and joint ventures 116 312
1 Includes a USD 180
m expense related to the payment to Swisscard AECS GmbH for the sale of the Credit Suisse card portfolios to UBS. Refer to Note 28 for more information.